Long-Term Debt	6 Months Ended
Jun. 30, 2019
Long-Term Debt [Abstract]
Long-Term Debt

6.Long-Term Debt

Facility	June 30, 2019	December 31, 2018
(a) Credit Facilities	⸺	62,500
(b) Term Bank Loans	1,542,660	1,544,622

Total	1,542,660	1,607,122
Less deferred finance costs, net	(10,690)	(11,521)
Total long-term debt	1,531,970	1,595,601
Less current portion of debt	(196,644)	(163,870)
Add deferred finance costs, current portion	3,879	3,286

Total long-term portion, net of current portion and deferred finance costs	1,339,205	1,435,017

(a)Credit facilities

As at December 31, 2018, the Company had one open revolving credit facility which matured in February 2019.

(b)Term bank loans

Term loan balances outstanding at June 30, 2019, amounted to $1,542,660. These bank loans are payable in U.S. Dollars in quarterly or semi-annual installments, with balloon payments due at maturity between July 2020 and January 2028. Interest rates on the outstanding loans as at June 30, 2019 are based on LIBOR plus a spread. At June 30, 2019, interest rates on these term bank loans ranged from 4.09% to 5.03%.

On January 10, 2019, the Company drew down $62,500 to refinance an existing loan with the same amount. The new loan is repayable in ten semi-annual installments of $3,000, commencing six months after the drawdown date, plus a balloon of $32,500 payable with the last installment.

On January 28, 2019, the Company signed a new six-year term bank loan for $88,150 relating to the refinancing of the debt approaching maturity on the suezmax tankers, Spyros K and Dimitris P, the aframax tanker Uraga Princess and the panamax tanker Salamina. The loan was drawn on January 30, 2019 and is repayable in twelve semi-annual installments of $5,200, commencing six months after the drawdown date, plus a balloon of $25,750 payable together with the last installment. Part of the loan, for the vessel Salamina, amounting to $14,272 was prepaid on June 17, 2019.

On May 31, 2019, the Company signed a new loan agreement amounting to $38,250 to refinance the existing loans of four vessels, the panamax tankers, Maya, Inca, Selini and Salamina. On May 31, 2019 and June 13, 2019, the Company drew down the amount of $25,500 and $12,750, respectively. On May 31, 2019 and June 3, 2019, the Company repaid the old loan amounts of $9,062 for Maya and Inca and $16,575 for Selini. The loan is repayable in ten semi-annual installments of $3,187, commencing six months after the drawdown date, plus a balloon of $6,375 payable together with the last installment.

On July 12, 2019, the Company signed a new loan agreement amounting to $26,000 for the refinancing of three handysize vessels, Amphitrite, Arion and Andromeda. On July 17, 2019, the Company drew down $26,000 and on the same date, repaid the old loan amounting to $19,448. The new loan is repayable in ten semi-annual installments of $2,600.

On August 5, 2019, the Company signed a new loan agreement amounting to $72,000 for the refinancing of two aframax tankers, Thomas Zafiras and Leontios H. The loan was drawn on August 8, 2019 and is repayable in fourteen semi-annual installments of $2,400 plus a balloon payment of $38,400 payable together with the last installment. On August 9, 2019, the Company prepaid the old loan amounting to $64,825.

On August 21, 2019, the Company signed a new loan agreement amounting to $71,036 for the refinancing of two aframax tankers, Elias Tsakos and Oslo TS. The loan was drawn in two tranches on August 27, 2019 and  August 28, 2019, repayable in fourteen semi-annual installments of $1,200 plus a balloon of $19,200 and ten semi-annual installments of $1,341 plus a balloon of $21,626 payable with last installment, respectively. On August 27, 2019 and August 28, 2019, the Company prepaid the old loans amounting to $31,212 and $35,036, respectively.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2019	4.61%
Three months ended June 30, 2018	4.25%
Six months ended June 30, 2019	4.68%
Six months ended June 30, 2018	4.00%

The above term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $144,475 at June 30, 2019 and $99,154 at December 31, 2018, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Two loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,700. Two loan agreements require a monthly pro rata transfer to a retention account of any principal due, but unpaid.

As at June 30, 2019, the Company and its wholly and majority owned subsidiaries had twenty-five loan agreements, with an aggregate principal amount outstanding thereunder totaling $1,542,660. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in one of its loan agreements, which did not require an amount to be reclassified within current liabilities at June 30, 2019.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital.

The annual principal payments required to be made after June 30, 2019, are as follows:

Period/Year	Amount
July to December 2019	115,358
2020	197,915
2021	241,013
2022	180,146
2023	337,143
2024 and thereafter	471,085

1,542,660